-----BEGIN PRIVACY-ENHANCED MESSAGE-----
Proc-Type: 2001,MIC-CLEAR
Originator-Name: webmaster@www.sec.gov
Originator-Key-Asymmetric:
 MFgwCgYEVQgBAQICAf8DSgAwRwJAW2sNKK9AVtBzYZmr6aGjlWyK3XmZv3dTINen
 TWSM7vrzLADbmYQaionwg5sDW3P6oaM5D3tdezXMm7z1T+B+twIDAQAB
MIC-Info: RSA-MD5,RSA,
 RtRFSnlcMKF6WnOWL40LJ39ADOgSQz6oLgA9p8HUuC+cIFmuF+WAxk84l+mrfFma
 aIaHRA//bTVapKw3Tp9c5Q==

<SEC-DOCUMENT>0001298596-10-000003.txt : 20100120
<SEC-HEADER>0001298596-10-000003.hdr.sgml : 20100120
<ACCEPTANCE-DATETIME>20100120115601
ACCESSION NUMBER:		0001298596-10-000003
CONFORMED SUBMISSION TYPE:	13F-HR
PUBLIC DOCUMENT COUNT:		1
CONFORMED PERIOD OF REPORT:	20091231
FILED AS OF DATE:		20100120
DATE AS OF CHANGE:		20100120
EFFECTIVENESS DATE:		20100120

FILER:

	COMPANY DATA:
		COMPANY CONFORMED NAME:			FMA ADVISORY INC
		CENTRAL INDEX KEY:			0001298596
		IRS NUMBER:				251618721
		STATE OF INCORPORATION:			PA
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		13F-HR
		SEC ACT:		1934 Act
		SEC FILE NUMBER:	028-10934
		FILM NUMBER:		10535333

	BUSINESS ADDRESS:
		STREET 1:		1631 NORTH FRONT STREET
		CITY:			HARRISBURG
		STATE:			PA
		ZIP:			17102
		BUSINESS PHONE:		717-232-8850

	MAIL ADDRESS:
		STREET 1:		1631 NORTH FRONT STREET
		CITY:			HARRISBURG
		STATE:			PA
		ZIP:			17102
</SEC-HEADER>

<SEQUENCE>1
<FILENAME>inftable.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/09
Check here if Amendment [ X ]; Amendment Number: __1___

This Amendment (Check only one.):
   [ X ] is a restatement.  Corrected Holdings Information
   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
				Name:	FMA Advisory, Inc.
				Address:  1631 North Front Street
						Harrisburg, PA 17102
				13F File Number: 028-10934
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Robert E. Caplan
Title:      Partner
Phone:    717-232-8850
Signature,			Place,			and Date of Signing:




Robert E. Caplan		Harrisburg, PA		July 14, 2011
Report Type (Check only one.):
				[X ] 13F HOLDINGS REPORT.
				[  ] 13F NOTICE.
				[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: None
Form 13F Information Table Entry Total: 141
Form 13F Information Table Value Total: $125,397
					(Thousands)

List of Other Included Managers:  None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE

21st Century Holding Company   COM              90136q100       47 11677.5737SH      SOLE
3M Co                          COM              88579y101      858 10377.7139SH      SOLE
AT&T Corp                      COM              00206r102      588 20969.8610SH      SOLE
Abbott Laboratories            COM              002824100     1369 25365.0390SH      SOLE
Accenture PLC                  COM              g1151c101     1224 29503.4380SH      SOLE
Adobe Systems Inc              COM              00724f101      243 6610.0000SH       SOLE
Air Products and Chemicals Inc COM              009158106     1871 23080.4309SH      SOLE
Airgas Inc                     COM              009363102      209 4400.7580SH       SOLE
Altria Group Inc               COM              02209s103     1091 55568.1227SH      SOLE
American Capital Ltd           COM              02503y103       37 15208.0759SH      SOLE
American Express Co            COM              025816109      201 4959.1800SH       SOLE
American Locker Group Inc      COM              027284108       87 54105.0000SH      SOLE
Amerisource-Bergen Corp        COM              03073e105     1245 47769.0987SH      SOLE
Amgen Inc                      COM              031162100     1558 27537.0000SH      SOLE
Apple Computer                 COM              037833100      300 1425.0000SH       SOLE
ArcelorMittal-NY Registered    COM              03938L104      249 5450.0000SH       SOLE
Arch Coal Inc                  COM              039380100      412 18498.7081SH      SOLE
Automatic Data Processing Inc  COM              053015103      898 20975.7042SH      SOLE
BB&T Corp                      COM              054937107      620 24446.4462SH      SOLE
BP PLC                         COM              055622104      232 3994.0280SH       SOLE
Bank of America Corp           COM              060505104     2323 154268.0657SH     SOLE
Bridge Bancorp Inc             COM              108035106      275 11447.0000SH      SOLE
Capital One Financial Corp     COM              14040h105      282 7355.6427SH       SOLE
Caterpillar Inc                COM              149123101     1575 27628.7660SH      SOLE
Cenovus Energy Inc             COM              15135U109      568 22551.7300SH      SOLE
Chevron Corp                   COM              166764100     4562 59260.0802SH      SOLE
Chubb Corp                     COM              171232101      613 12464.1496SH      SOLE
Cisco Systems Inc              COM              17275r102     1715 71633.0000SH      SOLE
Citigroup Inc                  COM              172967101      204 61578.0834SH      SOLE
Colgate-Palmolive Co           COM              194162103     1078 13119.0905SH      SOLE
ConocoPhillips                 COM              20825c104     1996 39087.1098SH      SOLE
Constellation Brands Inc       COM              21036p108      398 25012.0000SH      SOLE
Costco Wholesale Corp          COM              22160k105      885 14952.8373SH      SOLE
Covidien PLC                   COM              g2554f105      548 11434.9890SH      SOLE
Danaher Corp                   COM              235851102      407 5411.3819SH       SOLE
Deere and Co                   COM              244199105      413 7633.3857SH       SOLE
Diamonds Trust Series 1        COM              252787106      293 2820.1963SH       SOLE
Dominion Resources Inc         COM              25746u109     1732 44489.0158SH      SOLE
EMC Corporation                COM              268648102      420 24050.0000SH      SOLE
EnCana Corp                    COM              292505104      747 23061.2170SH      SOLE
Exelon Corp                    COM              30161n101     1801 36844.9046SH      SOLE
Exxon Mobil Corp               COM              30231g102     1618 23726.6354SH      SOLE
FPL Group Inc                  COM              302571104      286 5421.9580SH       SOLE
Flextronics Int'l Ltd          COM              y2573f102      451 61650.0000SH      SOLE
France Telecom Sa - Spns ADR   COM              35177q105     1513 59933.7160SH      SOLE
Fulton Financial Corp          COM              360271100       89 10174.3130SH      SOLE
General Electric Co            COM              369604103     1139 75283.1880SH      SOLE
Granite Construction Inc       COM              387328107      277 8226.9540SH       SOLE
HCC Insurance Holdings Inc     COM              404132102      395 14129.9348SH      SOLE
Health Care REIT Inc           COM              42217k106      793 17892.9520SH      SOLE
Hersha Hospitality Trust       COM              427825104       59 18666.0000SH      SOLE
Hess Corporation               COM              42809h107      263 4350.0000SH       SOLE
Honeywell International Inc    COM              438516106     1105 28187.2214SH      SOLE
Hudson City Bancorp Inc        COM              443683107      172 12517.1114SH      SOLE
Illinois Tool Works Inc        COM              452308109     1296 27000.2465SH      SOLE
Ingersoll-Rand Plc             COM              g47791101     1995 55819.5146SH      SOLE
Intel Corp                     COM              458140100      215 10531.2960SH      SOLE
International Business Machine COM              459200101     1758 13431.0840SH      SOLE
JP Morgan Chase & Co           COM              46625h100      279 6684.9078SH       SOLE
Johnson & Johnson Inc          COM              478160104     2295 35633.3515SH      SOLE
Kimberly-Clark Corp            COM              494368103      551 8647.6601SH       SOLE
Kinder Morgan Energy Partners  COM              494550106     2539 41639.2946SH      SOLE
L-3 Communications Holdings In COM              502424104      364 4183.8454SH       SOLE
Laboratory Corporation of Amer COM              50540r409      226 3020.0000SH       SOLE
Lowe's Cos Inc                 COM              548661107     1133 48438.0784SH      SOLE
M&T Bank Corp                  COM              55261f104      829 12397.6248SH      SOLE
Magellan Midstream Partners    COM              559080106     1142 26360.6937SH      SOLE
Manitowoc Company Inc          COM              563571108      768 77059.9320SH      SOLE
Market Vectors-Coal ETF        COM              57060U837      925 25601.3420SH      SOLE
McGraw Hill Inc                COM              580645109      352 10504.4098SH      SOLE
Medtronic Inc                  COM              585055106      340 7738.2661SH       SOLE
Merck & Co Inc                 COM              58933y105      235 6434.8488SH       SOLE
Metro Bancorp Inc              COM              59161R101     4968 395231.6875SH     SOLE
Microsoft Corp                 COM              594918104      975 31972.0515SH      SOLE
Monsanto Company               COM              61166w101      569 6957.5720SH       SOLE
Moog Inc                       COM              615394202      635 21714.0000SH      SOLE
Mylan Laboratories Inc         COM              628530107     1589 86204.4660SH      SOLE
NRG Energy Inc                 COM              629377508      242 10250.0000SH      SOLE
NYSE Euronext                  COM              629491101      444 17550.5953SH      SOLE
Nestle SA                      COM              641069406     1492 30720.0000SH      SOLE
Ngas Resources Inc             COM              62912T103       19 11000.0000SH      SOLE
Nucor Corporation              COM              670346105      534 11454.2426SH      SOLE
Opko Health Inc                COM              68375n103       30 16652.0000SH      SOLE
Orrstown Financial Services In COM              687380105      408 11697.0000SH      SOLE
PNC Financial Services Group   COM              693475105     1169 22153.2740SH      SOLE
PPL Corp                       COM              69351t106     1083 33525.7819SH      SOLE
Pactiv Corp                    COM              695257105      331 13700.0000SH      SOLE
Parker Hannifin                COM              701094104      934 17331.4642SH      SOLE
Paychex Inc                    COM              704326107      448 14611.7312SH      SOLE
Pepsico Inc                    COM              713448108     4043 66500.4266SH      SOLE
Pfizer Inc                     COM              717081103      231 12718.1166SH      SOLE
Philip Morris International In COM              718172109     2004 41577.8343SH      SOLE
PowerShares Emerging Markets S COM              73936t573      241 9427.4140SH       SOLE
PowerShares QQQ NASDAQ 100     COM              631100104      908 19850.3504SH      SOLE
PowerShares Water Resources Po COM              73935x575      761 45118.9138SH      SOLE
Praxair Inc                    COM              74005p104     1907 23751.0180SH      SOLE
Procter & Gamble Co            COM              742718109     1767 29144.5695SH      SOLE
Quest Diagnostics Inc          COM              74834l100     1001 16584.0739SH      SOLE
Red Hat Inc                    COM              756577102      886 28668.0000SH      SOLE
Research In Motion             COM              760975102      711 10531.0000SH      SOLE
Rite Aid Corp                  COM              767754104       77 50966.0450SH      SOLE
Royal Bank of Canada           COM              780087102     1817 33931.9560SH      SOLE
Rydex S&P Equal Weight Technol COM              78355w817      793 17333.8910SH      SOLE
SPDR DB Intl Govt Infltn-Prtct COM              78464A490      251 4485.0000SH       SOLE
SPDR FTSE/Macquarie Global Inf COM              78463x855      615 14464.2624SH      SOLE
SPDR Gold Trust                COM              78463v107      300 2792.0000SH       SOLE
SPDR Lehman High Yield Bond ET COM              78464a417      263 6774.1640SH       SOLE
Santa Fe Gold Corporation      COM              80201e108       15 11000.0000SH      SOLE
Sealed Air Corp                COM              81211K100      407 18598.5450SH      SOLE
Sirius XM Radio Inc            COM              82967n108       47 78750.0000SH      SOLE
Stora Enso Oyj - Spons ADR     COM              86210m106       81 11587.0000SH      SOLE
Stryker Corp                   COM              863667101     1254 24902.0332SH      SOLE
Sysco Corp                     COM              871829107      293 10480.2612SH      SOLE
T Rowe Price Group Inc         COM              74144t108     2454 46090.5082SH      SOLE
Teva Pharmaceutical Industries COM              881624209     2056 36596.6280SH      SOLE
The Travelers Companies Inc    COM              89417E109      485 9734.7413SH       SOLE
The Walt Disney Co             COM              254687106     1149 35635.0817SH      SOLE
Thermo Fisher Scientific Inc   COM              883556102     1031 21615.0000SH      SOLE
Total SA                       COM              89151e109      457 7136.2370SH       SOLE
Triumph Group Inc              COM              896818101      545 11294.0195SH      SOLE
UltraShort Lehman 20+ Yr Tsy P COM              74347r297      449 9005.0000SH       SOLE
Unilever PLC - Sp ADR          COM              904767704     1455 45608.5888SH      SOLE
United Technologies Corp       COM              913017109     3471 50007.8388SH      SOLE
V F Corp                       COM              918204108      465 6345.2170SH       SOLE
Verizon Communications         COM              92343v104     1501 45305.7878SH      SOLE
Walgreen Co                    COM              931422109      631 17183.8018SH      SOLE
Waste Management Inc           COM              94106l109      287 8488.9820SH       SOLE
WellPoint Inc                  COM              94973v107      798 13697.0000SH      SOLE
Wells Fargo & Co               COM              949746101     1303 48269.3994SH      SOLE
Zimmer Holdings Inc            COM              98956p102     1583 26773.0008SH      SOLE
Zions Bancorporation           COM              989701107      164 12779.3690SH      SOLE
iPath MSCI India Index ETN     COM              06739f291      209 3265.0000SH       SOLE
iShares DJ Select Dividend Ind COM              464287168      510 11623.1264SH      SOLE
iShares Dow Jones US Healthcar COM              464288828      660 13625.0000SH      SOLE
iShares MSCI Australia Index   COM              464286103      475 20801.6290SH      SOLE
iShares MSCI Brazil            COM              464286400      727 9744.9290SH       SOLE
iShares MSCI Canada Index Fund COM              464286509     2816 106963.0296SH     SOLE
iShares MSCI South Korea Index COM              464286772      533 11186.6900SH      SOLE
iShares iBoxx $ High Yield Cor COM              464288513      439 4994.3270SH       SOLE
iShares iBoxx Inv Grade Corp B COM              464287242      430 4130.4200SH       SOLE
Hersha Hospitality Trust Pfd                    427825203      195    10000 SH       SOLE

</SEC-DOCUMENT>
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